REGULATORY MATTERS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Common equity tier 1 capital to risk weighted assets [Abstract]
Actual, amount	$ 37,321	$ 36,636
Actual, ratio	10.10%	11.40%
Minimum required for capital adequacy purposes, amount	$ 16,627	$ 14,458
Minimum required for capital adequacy purposes, ratio	4.50%	4.50%
Required in order to be well-capitalized, amount	$ 24,017	$ 20,884
Required in order to be well-capitalized, ratio	6.50%	6.50%
Total capital to risk weighted assets [Abstract]
Actual, amount	$ 40,948	$ 40,045
Actual, ratio	11.08%	12.46%
Minimum required for capital adequacy purposes, amount	$ 29,560	$ 25,703
Minimum required for capital adequacy purposes, ratio	8.00%	8.00%
Required in order to be well-capitalized, amount	$ 39,950	$ 32,128
Required in order to be well-capitalized, ratio	10.00%	10.00%
Tier 1 capital to risk weighted assets [Abstract]
Actual, amount	$ 37,321	$ 36,636
Actual, ratio	10.10%	11.40%
Minimum required for capital adequacy purposes, amount	$ 22,170	$ 19,277
Minimum required for capital adequacy purposes, ratio	6.00%	6.00%
Required in order to be well-capitalized, amount	$ 29,560	$ 25,703
Required in order to be well-capitalized, ratio	8.00%	8.00%
Tier 1 capital to average assets [Abstract]
Actual, amount	$ 37,321	$ 36,636
Actual, ratio	9.22%	9.64%
Minimum required for capital adequacy purposes, amount	$ 16,196	$ 15,201
Minimum required for capital adequacy purposes, ratio	4.00%	4.00%
Required in order to be well-capitalized, amount	$ 20,245	$ 19,002
Required in order to be well-capitalized, ratio	5.00%	5.00%